ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2016
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of gross carrying amount, accumulated amortization and net carrying amount of the intangible assets

	As of March 31,
	2015	2016
Acquired intangible assets not subject to amortization
Trade-name	$11,603	$11,169
Acquired intangible assets subject to amortization
Customer relationship	23,286	38,708
Operating licenses	4,566	5,670
Favorable lease contracts	1,925	1,850
Contract backlog	88	85
Non-compete agreement	454	452

Less: accumulated amortization
Customer relationship	8,163	16,417
Operating licenses	1,988	2,739
Favorable lease contracts	433	765
Contract backlog	88	85
Non-compete agreement	189	339
Less: impairment	427	410

Intangible assets, net	$30,634	$37,179